RS - Summary of equity-settled 2017 Long-term Incentive Plan (Details) - 2017 Long-term Incentive Plan [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term Incentive Plans [Line Items]
Performance criteria	130.00%
Company factor	100.00%
Number of Performance Shares	45,891
Expense from equity-settled share-based payment transactions	€ 0	€ 3,530	€ 80,383
Management board [member]
Long-term Incentive Plans [Line Items]
Number of Performance Shares	4,143
Executive Committee [Member]
Long-term Incentive Plans [Line Items]
Number of Performance Shares	2,030
Current and Former Employees
Long-term Incentive Plans [Line Items]
Number of Performance Shares	39,718